Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade payables.
Payable to suppliers	$ 144,699	$ 157,894
Advances from customers	154	357
Total	$ 144,853	$ 158,251